Other Financial And Non Financial Assets - Summary Of Information About Other Financial And Non Financial Assets Explanatory (Detail) - RUB (₽) ₽ in Millions	Dec. 31, 2022	Dec. 31, 2021
Other financial assets:
Amounts deposited for the bond restructuring	₽ 2,596	₽ 0
Security deposits	2,028	2,101
Loans granted to employees	711	243
Other assets	763	0
Other financial assets	6,098	2,344
out of which:
Non-current	2,610	2,312
Current	3,488	32
Other non-financial assets:
Prepayments	11,982	3,258
Advances on lease contracts not yet commenced	900	0
Prepaid employee benefits	890	730
Tax prepayments	22	42
Claims to suppliers	272	118
Other non-financial assets	14,066	4,148
out of which:
Non-current	1,052	41
Current	₽ 13,014	₽ 4,107